UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of September 30, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 69.9%
	Diversified — 3.8%
45	Duke Realty Corp.	851
15	Liberty Property Trust	482
14	Vornado Realty Trust	1,226

		2,559

	Health Care — 8.0%
30	HCP, Inc.	1,112
43	Senior Housing Properties Trust	699
25	Ventas, Inc.	1,405
32	Welltower, Inc. (a)	2,162

		5,378

	Hotels — 4.7%
10	Chesapeake Lodging Trust	253
60	Host Hotels & Resorts, Inc.	945
3	Hyatt Hotels Corp., Class A (a)	141
19	LaSalle Hotel Properties	527
13	Pebblebrook Hotel Trust	464
10	RLJ Lodging Trust	246
9	Starwood Hotels & Resorts Worldwide, Inc.	568

		3,144

	Industrial — 4.1%
14	DCT Industrial Trust, Inc.	461
58	Prologis, Inc.	2,275

		2,736

	Multifamily — 14.5%
36	Apartment Investment & Management Co., Class A	1,324
13	AvalonBay Communities, Inc.	2,296
6	Camden Property Trust	477
11	Equity LifeStyle Properties, Inc.	656
33	Equity Residential	2,442
4	Essex Property Trust, Inc.	841
8	Post Properties, Inc.	472
36	UDR, Inc.	1,250

		9,758

	Office — 10.4%
14	Alexandria Real Estate Equities, Inc.	1,204
71	BioMed Realty Trust, Inc.	1,419
11	Boston Properties, Inc.	1,246
18	Columbia Property Trust, Inc.	413
35	Douglas Emmett, Inc.	992
27	Paramount Group, Inc.	450
20	Piedmont Office Realty Trust, Inc., Class A	357
8	SL Green Realty Corp.	872

		6,953

	Regional Malls — 11.3%
42	General Growth Properties, Inc.	1,087
23	Macerich Co. (The)	1,786
23	Simon Property Group, Inc.	4,245
7	Taubman Centers, Inc.	466

		7,584

	Shopping Centers — 6.8%
36	Brixmor Property Group, Inc.	838
64	DDR Corp.	978
37	Kimco Realty Corp.	901
27	Kite Realty Group Trust	637
12	Regency Centers Corp.	761
29	Retail Opportunity Investments Corp.	483

		4,598

	Storage — 6.3%
46	CubeSmart	1,250
8	Extra Space Storage, Inc.	596
11	Public Storage	2,397

		4,243

	Total Common Stocks (Cost $40,596)	46,953

PRINCIPAL AMOUNT($)

Corporate Bonds — 8.0%
	Diversified — 4.0%
2,684	Select Income REIT, 2.850%, 02/01/18	2,694

	Multifamily — 0.0% (g)
5	Post Apartment Homes LP, 4.750%, 10/15/17	5

	Office — 3.6%
1,250	Alexandria Real Estate Equities, Inc., 2.750%, 01/15/20	1,248
819	BioMed Realty LP, 2.625%, 05/01/19	792
30	Highwoods Realty LP, 7.500%, 04/15/18	34
	SL Green Realty Corp.,
125	5.000%, 08/15/18	133
180	7.750%, 03/15/20	214

		2,421

	Shopping Centers — 0.4%
250	Equity One, Inc., 6.000%, 09/15/17	269

	Total Corporate Bonds (Cost $5,399)	5,389

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks ($25 par value) — 20.3%
	Diversified — 0.1%
2	Vornado Realty Trust, Series G, 6.625%, 10/30/15 @	60

	Health Care — 0.3%
8	Sabra Health Care REIT, Inc., Series A, 7.125%, 03/21/18 @	207

	Hotels — 3.0%
27	Ashford Hospitality Trust, Inc., Series D, 8.450%, 10/30/15 @	677
2	Summit Hotel Properties, Inc., Series A, 9.250%, 10/28/16 @	60
51	Sunstone Hotel Investors, Inc., Series D, 8.000%, 04/06/16 @	1,295

		2,032

	Industrial — 0.9%
16	STAG Industrial, Inc., Series A, 9.000%, 11/02/16 @	423
7	Terreno Realty Corp., Series A, 7.750%, 07/19/17 @	178

		601

	Multifamily — 0.8%
2	Apartment Investment & Management Co., Series Z, 7.000%, 07/29/16 @	50
16	Campus Crest Communities, Inc., Series A, 8.000%, 02/09/17 @	400
2	Equity LifeStyle Properties, Inc., Series C, 6.750%, 09/07/17 @	60

		510

	Office — 6.2%
53	Corporate Office Properties Trust, Series L, 7.375%, 06/27/17 @	1,340
2	Equity Commonwealth, Series E, 7.250%, 05/15/16 @	40
41	Hudson Pacific Properties, Inc., Series B, 8.375%, 12/10/15 @	1,024
13	Kilroy Realty Corp., Series G, 6.875%, 03/27/17 @	328
3	Kilroy Realty Corp., Series H, 6.375%, 08/15/17 @	77
29	SL Green Realty Corp., Series I, 6.500%, 08/10/17 @	711
25	Urstadt Biddle Properties, Inc., Series F, 7.125%, 10/24/17 @	650

		4,170

	Regional Malls — 3.0%
25	CBL & Associates Properties, Inc., Series D, 7.375%, 10/30/15 @	626
30	General Growth Properties, Inc., Series A, 6.375%, 02/13/18 @	725
26	Taubman Centers, Inc., Series J, 6.500%, 08/14/17 @	660

		2,011

	Shopping Centers — 5.4%
24	Inland Real Estate Corp., Series A, 8.125%, 10/06/16 @	599
15	Kite Realty Group Trust, Series A, 8.250%, 12/07/15 @	368
65	Regency Centers Corp., Series 6, 6.625%, 02/16/17 @	1,641
16	Saul Centers, Inc., Series C, 6.875%, 02/12/18 @	409
23	WP GLIMCHER, Inc., Series H, 7.500%, 08/10/17 @	596

		3,613

	Storage — 0.6%
17	CubeSmart, Series A, 7.750%, 11/02/16 @	438

	Total Preferred Stocks (Cost $13,605)	13,642

	Total Investments — 98.2% (Cost $59,600)	65,984
	Other Assets in Excess of Liabilities — 1.8%	1,241

	NET ASSETS — 100.0%	$67,225

Percentages indicated are based on net assets.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.1%.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,297
Aggregate gross unrealized depreciation	(913)

Net unrealized appreciation/depreciation	$6,384

Federal income tax cost of investments	$59,600

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (continued)

(Amounts in thousands)

A. Valuation of Investments - The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$46,953	$—	$—	$46,953
Corporate Bonds	—	5,389	—	5,389
Preferred Stocks	13,642	—	—	13,642

Total Investments in Securities	$60,595	$5,389	$—	$65,984

There were no transfers among any levels during the period ended September 30, 2015.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young President and Principal Executive Officer
November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young President and Principal Executive Officer
November 25, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato Treasurer and Principal Financial Officer
November 25, 2015